Debt - intesa sanpaolo credit facility (Details) - Intesa Sanpaolo Credit Facility [Domain] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 24, 2020
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Maximum Borrowing Capacity		€ 6,300
Draw down of line of credit	€ 1,800
Guarantee for credit facility		80.00%